EQUITY (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Oct. 23, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2023		Jun. 30, 2023	Sep. 30, 2024		Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			Unlimited					Unlimited		Unlimited
Common stock, par value			$ 0		$ 0			$ 0		$ 0
Common stock, shares issued			551,503		551,503	[1]		551,503	[1]	551,503	[1]
Common stock, shares outstanding			551,503		551,503	[1]		551,503	[1]	551,503	[1]
Stockholders equity reverse stock split	4:1
Number of warrants share exercise price								676,663
Warrant sterm			5 years					5 years
Stock issued during period shares new issues								401,471
Payments of Stock Issuance Costs										$ 136,623
Risk-free interest rate			2.80%
Expected life			5 years
Annualized volatility			126.02%
Dividend rate			0.00%
Payments for repurchase of warrants		$ 544,164
Deemed dividend							$ 543,234			543,234
Fair value adjustments of warrants		$ 930								(22,570)
Percentage issued and outstanding for common stock			20.00%					10.00%
Expected term								10 years
Aggregate intrinsic value of warrants outstanding
Exercise price range, minimum			$ 2.44					$ 8.88
Exercise price range, maximum			$ 84					$ 88.80
Weighted average remaining contractual life			9 years 6 months 10 days					5 years 7 months 6 days
Recognized share-based payment expense			$ 135,237							$ 318
Incentive Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate		4.21%
Expected life		3 years 9 months
Annualized volatility		137.62%
Dividend rate		0.00%
Finder Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate		3.68%
Expected life		5 years
Annualized volatility		128.81%
Dividend rate		0.00%
Warrant Exercise Incentive Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants share exercise price					253,966					253,966
Stock issued during period shares new issues		68,353
Shares Issued, Price Per Share		$ 11.44					$ 11.44
Proceeds from Issuance of Common Stock		$ 781,953
Net proceeds		645,330
Payments of Stock Issuance Costs		$ 62,556
Number of warrants		5,470
Value of incentive warrants		$ 449,005
Value of finders warrants		35,919
Legal Fees		$ 74,066
Warrant Exercise Incentive Program [Member] | Incentive Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant sterm					5 years					5 years
Price per share					$ 18.00					$ 18.00
Warrant Exercise Incentive Program [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price										50.40
Warrant Exercise Incentive Program [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price										$ 11.44

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split.